9. Other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Receivables Tables
Other receivables
	2017	2016

Accounts receivable from insurers (i)	208	19
Rental receivable	48	61
Receivable from Paes Mendonça (note 9.1)	532	532
Receivable from sale of subsidiaries (note 9.2)	81	69
Other	44	57
	913	738

Current	271	126
Noncurrent	642	612